Expenses by Nature	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Expenses by Nature
34.	Expenses by Nature

Expenses that are recorded by nature as cost of sales, selling and administrative expenses and other operating expenses in the statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017 were as follows (excluding finance costs and income tax expense):

	2015		2016	2017
	(in millions of Won)
Raw material used, changes in inventories and others	￦	33,939,108	30,177,732	35,584,184
Employee benefits expenses (*2)		3,472,295	3,444,276	3,357,861
Outsourced processing cost		8,681,271	7,678,055	7,074,948
Electricity expenses		1,251,546	1,018,429	933,045
Depreciation (*1)		2,836,663	2,835,843	2,887,646
Amortization		381,583	378,004	409,774
Freight and custody expenses		1,531,906	1,342,009	1,336,969
Sales commissions		80,165	94,377	115,925
Loss on disposal of property, plant and equipment		101,732	86,622	151,343
Impairment loss on property, plant and equipment		136,269	196,882	117,231
Impairment loss on goodwill and intangible assets		161,412	127,875	167,995
Increase to provisions		86,903	189,914	215,383
Donations		62,957	43,810	51,424
Other expenses		4,861,126	3,258,583	4,038,242

	￦	57,584,936	50,872,411	56,441,970

(*1)	Includes depreciation expense of investment property.

(*2)	The details of employee benefits expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Wages and salaries	￦	3,186,237	3,016,488	3,105,364
Expenses related to post-employment benefits		286,058	427,788	252,497

	￦	3,472,295	3,444,276	3,357,861